Asset Retirement Obligation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation
Asset Retirement Obligation

The following table sets forth the change in the asset retirement obligations associated with our advertising structures located on leased properties. The obligation is calculated based on the assumption that all of our advertising structures will be removed within the next 50 years. The estimated annual costs to dismantle and remove the structures upon the termination or non-renewal of our leases are consistent with our historical experience.

(in millions)
As of December 31, 2013	$31.7
Accretion expense	0.5
Additions	0.2
Liabilities settled	(0.2)
Foreign currency translation adjustments	(0.3)
As of March 31, 2014	$31.9

ASSET RETIREMENT OBLIGATION
The following table sets forth the change in the asset retirement obligations associated with the Company’s advertising structures located on leased properties. The obligation is calculated based on the assumption that all of the Company’s advertising structures will be removed within the next 50 years. The estimated annual costs to dismantle and remove the structures upon the termination or nonrenewal of its leases are consistent with the Company’s historical experience. During the last several years, the Company has primarily invested in upgrading certain of its existing structures to digital formats and therefore has not had significant additions to its portfolio of properties.

At December 31, 2011	$29.3
Accretion expense	1.8
Liabilities settled	(1.0)
Foreign currency translation adjustments	0.5
At December 31, 2012	30.6
Accretion expense	2.2
Liabilities settled	(0.9)
Foreign currency translation adjustments	(0.2)
At December 31, 2013	$31.7